Derivative Financial Instruments Interest Rate Swaps Outstanding Table (Details) - Orbitz - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Derivative [Line Items]
Notional amount	$ 190.3	$ 170.0
Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount	200.0	$ 200.0
1.11% Interest Rate Paid [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount	$ 100.0
Effective Date	Aug. 29, 2014
Maturity Date	Aug. 31, 2016
Variable Interest Rate Received	One-month LIBOR
Fixed Interest Rate Paid	1.11%
1.15% Interest Rate Paid [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount	$ 100.0
Effective Date	Aug. 29, 2014
Maturity Date	Aug. 31, 2016
Variable Interest Rate Received	One-month LIBOR
Fixed Interest Rate Paid	1.15%